Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Jun. 28, 2012
Total lease expense	$ 2.3	$ 2.2	$ 2.3
Maximum potential payment	$ 17.3			$ 31.4
Maximum [Member]
Range of terms, in years	20 years			20 years
Minimum [Member]
Range of terms, in years	3 years			3 years